Supplement to the
Fidelity® Advisor
Japan Fund
Class A, Class T,
Class B, and Class C
December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Japan Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AJAF-00-03 December 29, 2000
1.743385.102

Supplement to the
Fidelity® Advisor
Japan Fund
Institutional Class
December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Japan Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AJAFI-00-03 December 29, 2000
1.743386.102

Supplement to the
Fidelity® Advisor
International Capital Appreciation Fund's Class A, Class T,
Class B, and Class C
December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor International Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AICAP-00-03 December 29, 2000
1.743370.102

Supplement to the
Fidelity® Advisor
International Capital
Appreciation Fund's
Institutional Class
December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor International Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AICAPI-00-03 December 29, 2000
1.743371.102

Supplement to the
Fidelity® Advisor Global Equity Fund
Class A, Class T,
Class B, and Class C December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Global Equity Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AGLO-00-04 December 29, 2000
1.737647.103

Supplement to the
Fidelity® Advisor Global Equity Fund
Institutional Class December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Global Equity Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AGLOI-00-03 December 29, 2000
1.743464.102

Supplement to the
Fidelity® Advisor Diversified International Fund Class A, Class T, Class B, and Class C December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Diversified International Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

ADIF-00-03 December 29, 2000
1.743414.102

Supplement to the
Fidelity® Advisor Diversified International Fund Institutional Class December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Diversified International Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

ADIFI-00-03 December 29, 2000
1.743415.102

Supplement to the
Fidelity® Advisor Overseas Fund
Class A, Class T,
Class B, Class C
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Overseas Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

OS-00-03 December 29, 2000
1.743525.102

Supplement to the
Fidelity® Advisor Overseas Fund
Institutional Class
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Overseas Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

OSI-00-03 December 29, 2000
1.743526.102

Supplement to the
Fidelity® Advisor
Emerging Asia Fund
Class A, Class T,
Class B, and Class C
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Emerging Asia Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AEA-00-04 December 29, 2000
1.725513.107

Supplement to the
Fidelity® Advisor
Emerging Asia Fund
Institutional Class
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Emerging Asia Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AEAI-00-04 December 29, 2000
1.725514.104

Supplement to the
Fidelity® Advisor Latin
America Fund
Class A, Class T,
Class B, and Class C
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Latin America Fund will be held to vote on various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

Included is a proposal to change the fund from a diversified fund to a non-diversified fund. The primary purpose of this proposal is to give the fund greater flexibility to invest over 5% of its assets in a larger number of issuers, in particular, issuers in the industry or industries dominant in the local market. This proposal recognizes that the Latin American market has become increasingly concentrated in a few issuers. For example, as of October 31, 2000, Telefonos de Mexico and Petrobras accounted for approximately 14.3% and 8.4%, respectively, of the Latin American market as represented by the Morgan Stanley Capital International Emerging Markets Free - Latin America Index. In addition, the proposal will allow the fund to use the flexibility permitted by its industry concentration policy (which allows the fund to invest up to 35% of its total assets in any industry that accounts for more than 20% of the Latin American market as measured by an index determined by FMR to be an appropriate measure of the Latin American market). As of October 31, 2000, telephone service companies accounted for approximately 23% of the Latin American market as represented by the index. If FMR invests a significant percentage of the fund's assets in a single issuer, the fund's performance would be closely tied to the market value of that issuer, and could be more volatile than the performance of more diversified funds. Similarly, if FMR invests a significant percentage of the fund's assets in a single industry, the fund's return could depend heavily on that industry's performance.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

ALAF-00-03 December 29, 2000
1.743523.102

Supplement to the
Fidelity® Advisor Latin
America Fund
Institutional Class
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Latin America Fund will be held to vote on various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

Included is a proposal to change the fund from a diversified fund to a non-diversified fund. The primary purpose of this proposal is to give the fund greater flexibility to invest over 5% of its assets in a larger number of issuers, in particular, issuers in the industry or industries dominant in the local market. This proposal recognizes that the Latin American market has become increasingly concentrated in a few issuers. For example, as of October 31, 2000, Telefonos de Mexico and Petrobras accounted for approximately 14.3% and 8.4%, respectively, of the Latin American market as represented by the Morgan Stanley Capital International Emerging Markets Free - Latin America Index. In addition, the proposal will allow the fund to use the flexibility permitted by its industry concentration policy (which allows the fund to invest up to 35% of its total assets in any industry that accounts for more than 20% of the Latin American market as measured by an index determined by FMR to be an appropriate measure of the Latin American market). As of October 31, 2000, telephone service companies accounted for approximately 23% of the Latin American market as represented by the index. If FMR invests a significant percentage of the fund's assets in a single issuer, the fund's performance would be closely tied to the market value of that issuer, and could be more volatile than the performance of more diversified funds. Similarly, if FMR invests a significant percentage of the fund's assets in a single industry, the fund's return could depend heavily on that industry's performance.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

ALAFI-00-04 December 29, 2000
1.743524.103

Supplement to the
Fidelity® Advisor
Korea Fund
Class A, Class T,
Class B, and Class C
December 29, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Korea Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AKOR-00-02 December 29, 2000
1.750122.101

Supplement to the
Fidelity® Advisor
Korea Fund
Institutional Class
December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Korea Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AKORI-00-02 December 29, 2000
1.750123.101

Supplement to the
Fidelity® Advisor
Europe Capital
Appreciation Fund Class A, Class T, Class B, and Class C December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Europe Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AEUR-00-04 December 29, 2000
1.739238.103

Supplement to the
Fidelity® Advisor
Europe Capital
Appreciation Fund
Institutional Class
December 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Europe Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AEURI-00-03 December 29, 2000
1.740420.102